Schedule of Valuation Methodology and Significant Unobservable Inputs (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Input One [Member]
Business Combination [Line Items]
Value Used		Probability of Default -Tranches A & B (Ratings 2-5, pooled)
Probability of Default -Tranches A & B (Ratings 2–5, pooled) [Member]
Business Combination [Line Items]
Value Used	7.25%, derived from loan level analysis of the portfolio.	7.25%, derived from loan level analysis of the portfolio.
Sensitivity	An increase raises fair value	An increase raises fair value
Input	Probability of Default -Tranches A & B (Ratings 2–5, pooled)
Probability of Default - Tranche C (Rating 9, individually evaluated) [Member]
Business Combination [Line Items]
Value Used	35%, based on Rating 9 definition, past-maturity status, and personal guarantees	35%, based on Rating 9 definition, past-maturity status, and personal guarantees
Sensitivity	An increase raises fair value	An increase raises fair value
Input	Probability of Default - Tranche C (Rating 9, individually evaluated)
Loss Given Default - Tranches A & B [Member]
Business Combination [Line Items]
Value Used	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk
Sensitivity	An increase raises fair value	An increase raises fair value
Input	Loss Given Default - Tranches A & B
Loss Given Default - Tranche C (uncollateralized gap) [Member]
Business Combination [Line Items]
Value Used	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure
Sensitivity	An increase raises fair value	An increase raises fair value
Input	Loss Given Default - Tranche C (uncollateralized gap)
Stand-Ready Risk Premium [Member]
Business Combination [Line Items]
Value Used		120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment
Sensitivity	An increase raises fair value	An increase raises fair value
Input	Stand-Ready Risk Premium
Measurement Input, Discount Rate [Member]
Business Combination [Line Items]
Value Used	4.0% risk-free rate (6-year Treasury)	4.0% risk-free rate (6-year Treasury)
Sensitivity	An increase reduces fair value	An increase reduces fair value
Input	Discount Rate
Weighted Average Payout Timing [Member]
Business Combination [Line Items]
Value Used	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years — based on the portfolio’s contractual maturity profile	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years - based on the portfolio’s contractual maturity profile
Sensitivity	A longer weighted average payout timing reduces fair value	A longer weighted average payout timing reduces fair value
Input	Weighted Average Payout Timing
Stand Ready Risk [Member]
Business Combination [Line Items]
Value Used	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment